Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:			Operating
	Summary		Compensation	Compensation		Peer Group		Return on
	Compensation	Compensation	Table Total	Actually paid	Total	Total		Tangible
	Table Total	Actually Paid	for Non-CEO	to Non-CEO	Shareholder	Shareholder	Net Income(5)	Common
Year	for CEO(1)	to CEO(2)	NEOs(1)	NEOs(3)	Return(4)	Return(4)	(in thousands)	Equity(6)
2023	$3,554,480	$4,019,290	$1,563,768	$1,693,525	$111.76	$115.64	$201,818	17.21%
2022	$3,326,195	$3,391,347	$1,202,480	$1,162,202	$103.35	$116.10	$234,510	16.84%
2021	$3,193,289	$2,828,180	$1,228,964	$1,100,503	$106.14	$124.74	$263,917	18.47%
2020	$2,894,770	$2,504,942	$1,057,012	$951,036	$91.10	$91.29	$158,228	12.49%
(1)	For each year in the above table, John C. Asbury was our CEO. During 2023, our other NEOs consisted of Robert M. Gorman, Maria P. Tedesco, David V. Ring, and Matthew Linderman. For 2022, our other NEO’s were Mr. Gorman, Ms. Tedesco, Mr. Ring, Shawn E. O’Brien and M. Dean Brown. For 2021 and 2020, our other NEOs were Mr. Gorman, Ms. Tedesco, Mr. Ring, and Mr. Brown.
(2)	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount. Such adjustments for 2023 were as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2023

(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(1,644,042)

Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$1,791,927

Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$254,609

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$62,316

Adds the incremental fair value of awards modified during the year	—

Total Adjustments	$464,810

(3)	This column represents the average “compensation actually paid” to our non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount. Such adjustments for 2023 were as follows:

Adjustments to Determine Compensation “Actually Paid” for non-CEO NEOs	2023

(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(601,016)

Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$643,605

Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$71,301

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$15,867

Adds the incremental fair value of awards modified during the year	—

Total Adjustments	$129,757

(4)	These two columns show the total shareholder return, or TSR, assuming $100 was invested on December 31, 2019 in both the Company’s common stock and our selected peer group, the KBW Regional Banking Index, and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends. The selected peer group and associated TSR is the line-of-business index we used for purposes of Item 201(e) of Regulation S-K.
(5)	This column provides our net income for each year presented.
(6)	This column represents the financial performance measure that we believe is the most important measure (that is not otherwise disclosed in the table) that we use to align compensation actually paid to our NEOs in 2023 with our performance. Operating return on tangible common equity, or operating ROTCE, is a non-GAAP financial measure used in our MIP. For a description of how operating ROTCE is calculated, see “Compensation Discussion and Analysis—Short-Term Incentive Compensation and Discretionary Bonus—Incentive Award Payouts and Discretionary Bonus—Corporate Performance.”

Company Selected Measure Name	Operating return on tangible common equity
Named Executive Officers, Footnote
(1)	For each year in the above table, John C. Asbury was our CEO. During 2023, our other NEOs consisted of Robert M. Gorman, Maria P. Tedesco, David V. Ring, and Matthew Linderman. For 2022, our other NEO’s were Mr. Gorman, Ms. Tedesco, Mr. Ring, Shawn E. O’Brien and M. Dean Brown. For 2021 and 2020, our other NEOs were Mr. Gorman, Ms. Tedesco, Mr. Ring, and Mr. Brown.

Peer Group Issuers, Footnote
(4)	These two columns show the total shareholder return, or TSR, assuming $100 was invested on December 31, 2019 in both the Company’s common stock and our selected peer group, the KBW Regional Banking Index, and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends. The selected peer group and associated TSR is the line-of-business index we used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 3,554,480	$ 3,326,195	$ 3,193,289	$ 2,894,770
PEO Actually Paid Compensation Amount	$ 4,019,290	3,391,347	2,828,180	2,504,942
Adjustment To PEO Compensation, Footnote
(2)	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount. Such adjustments for 2023 were as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2023

(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(1,644,042)

Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$1,791,927

Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$254,609

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$62,316

Adds the incremental fair value of awards modified during the year	—

Total Adjustments	$464,810

Non-PEO NEO Average Total Compensation Amount	$ 1,563,768	1,202,480	1,228,964	1,057,012
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,693,525	1,162,202	1,100,503	951,036
Adjustment to Non-PEO NEO Compensation Footnote
(3)	This column represents the average “compensation actually paid” to our non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount. Such adjustments for 2023 were as follows:

Adjustments to Determine Compensation “Actually Paid” for non-CEO NEOs	2023

(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(601,016)

Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$643,605

Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$71,301

Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$15,867

Adds the incremental fair value of awards modified during the year	—

Total Adjustments	$129,757

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

We consider the following to be the most important financial performance measures used to link compensation actually paid to our NEOs, for 2023, to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis above.

Performance Measures
Operating ROTCE
Net Operating Income
Operating Efficiency Ratio
Operating ROA
Total Shareholder Return Relative to the KBW Regional Banking Index

Total Shareholder Return Amount	$ 111.76	103.35	106.14	91.10
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 201,818,000	$ 234,510,000	$ 263,917,000	$ 158,228,000
Company Selected Measure Amount	17.21	16.84	18.47	12.49
PEO Name	John C. Asbury
Measure:: 1
Pay vs Performance Disclosure
Name	Operating ROTCE
Non-GAAP Measure Description
(6)	This column represents the financial performance measure that we believe is the most important measure (that is not otherwise disclosed in the table) that we use to align compensation actually paid to our NEOs in 2023 with our performance. Operating return on tangible common equity, or operating ROTCE, is a non-GAAP financial measure used in our MIP. For a description of how operating ROTCE is calculated, see “Compensation Discussion and Analysis—Short-Term Incentive Compensation and Discretionary Bonus—Incentive Award Payouts and Discretionary Bonus—Corporate Performance.”

Measure:: 2
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Operating ROA
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return Relative to the KBW Regional Banking Index
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 464,810
PEO | Subtracts) amounts reported in the "Stock Awards" column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,644,042)
PEO | Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,791,927
PEO | Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,609
PEO | Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,316
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,757
Non-PEO NEO | Subtracts) amounts reported in the "Stock Awards" column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,016)
Non-PEO NEO | Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,605
Non-PEO NEO | Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,301
Non-PEO NEO | Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,867